SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 09, 2022	Jul. 21, 2022	Jun. 30, 2022	Mar. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Authorized capital				71,000,000
Common Stock, Shares Authorized			400,000,000		400,000,000	70,000,000
Preferred Stock, Shares Authorized			25,000,000		25,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued			5,409,310		5,409,310	54,087,903
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized				400,000,000
Preferred Stock, Shares Authorized				25,000,000
Number of exchange shares	$ 61,000,000	$ 55,000,000
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock issued	101,666,667	91,666,667
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized					70,000,000
Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized					1,000,000